OTHER LONG-TERM ASSETS, NET	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG-TERM ASSETS, NET
NOTE 8:       OTHER LONG-TERM ASSETS, NET

Other long-term assets, net consist of the following as of December 31, 2024 and 2023:

Details	2024	2023
Long-term prepaid expenses	$2,514	$18,598
ROU - assets under operating leases	7,874	9,762
Prepaid long-term land lease, net	2,572	2,693
Deferred tax asset - see Note 18	1,768	1,810
	$14,728	$32,863